Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
The following sections describe the Group’s material acquisitions during the years ended December 31, 2021 and 2020.
Betty Labs Incorporated
On March 29, 2021, the Group acquired 100% of Betty Labs Incorporated (“Betty Labs”), a technology and content creation company focused on creating groundbreaking live audio experiences. The acquisition allows the Group to accelerate its entry into the live audio space.
The fair value of the purchase consideration was €57 million in cash paid at closing. The acquisition was accounted for under the acquisition method.
Of the total purchase consideration, €52 million has been recorded to goodwill, €2 million to acquired intangible assets, €4 million to cash and cash equivalents, and €1 million to deferred tax liabilities.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce. None of the goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
Podz Incorporated
On June 17, 2021, the Group acquired 100% of Podz, Inc. (“Podz”), a technology company focused on the podcast discovery experience.
The fair value of the purchase consideration was €45 million with €36 million in cash paid at closing and €9 million in deferred consideration. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €44 million was recorded to goodwill, €2 million to acquired intangible assets and €1 million to deferred tax liabilities.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce. None of the goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
For the year ended December 31, 2021, revenues and operating results of the acquired businesses were not significant to the Group's consolidated statement of operations.
Bill Simmons Media Group, LLC
On March 6, 2020, the Group acquired 100% of Bill Simmons Media Group, LLC (“The Ringer”), a leading creator of sports, entertainment, and pop culture content. The acquisition allows the Group to expand its content offering, audience reach, and podcast monetization.

The fair value of the purchase consideration was €170 million, comprising €138 million in cash paid at closing and a liability of €32 million, being the present value of payments of €44 million over five years. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €140 million has been recorded to goodwill, €26 million to acquired intangible assets, €1 million to cash and cash equivalents, and €3 million to other tangible net assets. The Group incurred €3 million in acquisition-related costs, which were recognized as general and administrative expenses.

The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including an increase in content development capabilities, an experienced workforce, and expected future synergies. The goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.

The intangible assets, which consist of trade names, were valued by the Group using the relief from royalty method under the income approach. The relief from royalty method is based on the application of a royalty rate to forecasted revenue under the trade names. The assets have useful lives ranging from five to eight years.

In addition to the purchase consideration, there are cash payments of €47 million that are contingent on the continued employment of certain The Ringer employees. In addition, €12 million of equity instruments were offered to and accepted by certain The Ringer employees, which have vesting conditions contingent on continued employment and are accounted for as equity-settled, share-based compensation transactions. These cash payments and share-based compensation transactions are recognized as post-combination expense over employment service periods of up to five years, if not forfeited by the employees.
Megaphone LLC
On December 8, 2020, the Group acquired 100% of Megaphone LLC (“Megaphone”), a podcast technology company that provides hosting and ad-insertion capabilities for publishers and targeted advertising sales for brand partners. The acquisition allows the Group to expand and scale its podcast monetization and product offering for advertisers.

The fair value of the purchase consideration was €195 million in cash paid at closing. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €164 million has been recorded to goodwill, €22 million to acquired intangible assets, €14 million to trade and other receivables, €1 million to cash and cash equivalents, and €6 million to other tangible net liabilities. The Group incurred €2 million in acquisition related costs, which were recognized as general and administrative expenses.

The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce. The goodwill recognized is expected to be deductible for tax purposes. The goodwill was included in the Ad-Supported segment.
The intangible assets acquired relate to existing technology and publisher relationships, which have a useful life of five and ten years, respectively. The Group valued the existing technology and publishers relationships using the relief from royalty method and discounted cash flow method, respectively, under the income approach.
In addition to the purchase consideration, €6 million of equity instruments were offered to and accepted by Megaphone employees, which have vesting conditions contingent on continued employment and are accounted for as equity-settled, share-based compensation transactions. These share-based compensation transactions are recognized as post-combination expense over employment service periods of up to four years, if not forfeited by the employees.
The amount for business combinations, net of cash acquired, within the consolidated statement of cash flows for the year ended December 31, 2021 includes €12 million of investing cash outflows for deferred and contingent consideration of previous business combinations.